ORGANIZATION AND NATURE OF OPERATIONS (Tables)	6 Months Ended
Sep. 30, 2025
ORGANIZATION AND NATURE OF OPERATIONS
Schedule of operating subsidiaries
Name of subsidiary	Place of incorporation	Date of incorporation	Date of Acquisition	% of Ownership	Principal activities
Paranovus Entertainment (NewYork) Technology Limited (“Paranovus New York”)	New York	December 8, 2022	N/a	100% by Paranovus Cayman	Investment
2lab3 LLC(“2Lab3”)	Delaware	August 12, 2022	March 28, 2023	100% by Paranovus New York	AI-powered applications
Paranovus Entertainment (Hong Kong) Technology Ltd. (“Paranovus Hong Kong”)	Hong Kong	May 6, 2024	N/a	100% by Paranovus Cayman	Investment
Hainan Paranovous Technology Co., Ltd. (“Paranouvous Hainan”)	PRC	June 17, 2024	N/a	100% by Paranovus Hong Kong	Investment
Bomie Wookoo Inc.(“BW”)	New York	September 6, 2022	March 25, 2025	51% by Paranovus Cayman	Investment
WooKoo LLC (“Wookoo”)	Texas	May 25, 2023	March 25, 2025	100% by BW	E-commerce sales
Bomie US LLC (“Bomie US”)	New Jersey	November 19, 2024	March 25, 2025	100% by BW	Trading and providing e-commerce solutions
Hainan Paranovous Technology Co., Ltd((“Paranovus Hainan”)	PRC	June 17, 2024	N/a	100% by Paranovous HK	Entertainment
Happiness (Shunchang) E-commerce Co., Ltd (“Happiness Shunchang”)*	PRC	July 11, 2023	N/a	100% by Happiness Hong Kong	Investment
Fuzhou Happiness Enterprise Management Consulting Co., Ltd*	PRC	December 15, 2020	N/a	100% by Happiness Shunchang	Management and consulting service
Taochejun (Fujian) automobiles Co., Ltd*	PRC	April 27, 2021	N/a	61% by Happiness Shunchang	Automobile sales